Business Acquisitions	6 Months Ended
Jun. 30, 2022
Business Acquisitions
Business Acquisitions

(7)   Business Acquisitions

There was no business acquisition during the six months ended June 30, 2022.

Acquisition of Ovation Group

On January 21, 2021, the Company, through its wholly-owned subsidiary, GBT US LLC, acquired all of the outstanding shares of Ovation Travel, LLC, (along with its subsidiaries, the “Ovation Group”) for a total cash purchase consideration of $57 million (including approximately $4 million of deferred consideration), net of cash acquired. The results of Ovation Group’s operations have been included in the consolidated financial statements of the Company since the date of its acquisition.

The terms of the acquisition included contingent consideration of approximately $4 million and is subject to the continued employment of certain Ovation employees for a specified duration of employment as set out under the business purchase agreement. The Company accrues for this expense as compensation expense.

The fair value of the acquisition was allocated primarily to goodwill of $36 million, amortizing intangible assets of $29 million (corporate client relationships of $25 million and Tradenames of $4 million) and net liabilities assumed of $8 million. Goodwill generated from the acquisition is attributable to acquired workforce and expected synergies from centralized management and future growth. The acquired corporate client relationships and tradenames are being amortized over their estimated useful lives of 10 years and 5 years, respectively. The Company incurred $3 million in acquisition related costs which was expensed as incurred.

The amount of revenue and net loss of the Ovation Group since the acquisition date included in the consolidated statements of operations for the three months ended June 30, 2021 was $5 million and $5 million respectively and for the six months period ended June 30, 2021 was $7 million and $9 million, respectively. Assuming an acquisition date of January 1, 2020, the unaudited pro forma revenue and net loss of the Company for the three and six months ended June 30, 2021 would not have been materially different to the amount of revenue and net loss presented in the consolidated statements of operations for the three and six months ended June 30, 2021. The pro forma financial information adjusts for the effects of material business combination items primarily related to amortization of acquired intangible assets and the corresponding income tax effects.

Acquisition of Egencia

On November 1, 2021, the Company completed its acquisition of Egencia, a business-to-business digital travel management company serving corporate clients, from an affiliate of Expedia, Inc., EG Corporate Travel Holdings LLC (“Expedia”). As purchase consideration for this acquisition, the Company issued 8,413,972 non-voting ordinary shares, fair value of which was determined to be $816 million. As a result, Expedia became an indirect holder of non-voting ordinary shares of GBT JerseyCo, which then represented approximately 19% of GBT JerseyCo’s equity interests, excluding GBT JerseyCo’s preferred shares, Profit Shares, MIP Options and MIP Shares. This value was determined on the basis of the estimated total enterprise value of GBT JerseyCo (post acquisition of Egencia) and calculated based on a multiple of Adjusted EBITDA. During the three months ended June 30, 2022, the Company finalized the working capital adjustments related to this acquisition, which resulted in an adjustment of $6 million payable by the Company and in relation to which the Company issued additional 59,111 non-voting ordinary shares to Expedia.

Pursuant to the reverse recapitalization discussed in note 6 above, all non-voting ordinary shares issued to Expedia, were redeemed and cancelled by GBT JerseyCo and Expedia received B ordinary shares from GBT JerseyCo, and an equal number of Class B common stock from GBTG as calculated using the exchange ratio as was used to convert the then existing GBT JerseyCo shares to new class of shares under the Business Combination.

The acquisition of Egencia will complement the Company’s existing business and is expected to further accelerate its growth strategy in the small-to-medium-sized enterprise sector. The Company’s preliminary purchase price allocation is based on information that is currently available. The preliminary purchase price allocations are subject to further analysis of tax accounts, including deferred tax assets and liabilities.

The financial results of Egencia have been included in the Company’s consolidated financial statements since the date of its acquisition. The amount of revenue and net loss of the Egencia business for the three months ended June 30, 2022 were $107 million and $6 million, respectively and for the six months ended June 30, 2022 were $173 million and $34 million, respectively.

Assuming an acquisition date of January 1, 2020, the unaudited pro forma revenue and net loss of the Company for the three months ended June 30, 2021 would have been $186 million and $125 million, respectively, and for the six months ended June 30, 2021 would have been $334 million and $326 million, respectively.